Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2027	$ 221,066
2028	217,535
2029	262,059
2030	231,847
2031	522,407
2032 and thereafter	834,875
Total borrowings	$ 2,289,789	$ 2,187,098